LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases
SCHEDULE OF OPERATING LEASE COSTS

A. The components of operating lease cost for the year ended December 31, 2021 and 2020 were as follows:

	December 31,
	2021	2020

Operating lease costs	20	-
Short-term lease cost	86	-
Total operating lease cost	106	-

SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO OPERATING LEASES

  B. Supplemental cash flow information related to operating leases was as follows:

	December 31,
	2021	2020

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	10	-
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	164	-

SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION

  C. Supplemental balance sheet information related to operating leases was as follows:

	December 31,
	2021	2020

Operating leases:
Operating leases right-of-use asset	143	-

Current operating lease liabilities	102	-
Non-current operating lease liabilities	39	-
Total operating lease liabilities	141	-

Weighted average remaining lease term (years)	1.25	-

Weighted average discount rate	21%	-

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

  D. Future minimum lease payments under non-cancellable leases as of December 31, 2021 were as follows:

2021

2022	122
2023	41
Total operating lease payments	163
Less: imputed interest	22
Present value of lease liabilities	141